WITHHOLDING TAXES PAYABLE DISCLOSURE	12 Months Ended
Jan. 31, 2023
Notes
WITHHOLDING TAXES PAYABLE DISCLOSURE

9.WITHHOLDING TAXES PAYABLE

On July 31, 2020, the Company reclassified $146,237 in Chilean withholding taxes payable from current liabilities to long-term liabilities. As at January 31, 2023 and 2022, the Company had $158,814 and $151,907 in Chilean withholding taxes payable, respectively.